SUBSEQUENT EVENTS (Details Narrative)									12 Months Ended
	Mar. 30, 2022 HKD ($)	Feb. 14, 2022 USD ($) shares	Feb. 09, 2022 USD ($) $ / shares shares	Oct. 29, 2020	Oct. 26, 2020	Oct. 13, 2020	Jul. 31, 2020 USD ($) shares	Jun. 23, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 16, 2021 shares
Subsequent Event [Line Items]
Number of shares issued							3,555,556	4,352,941
Number of shares issued, value | $							$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Reverse stock split				the Company effected a reverse stock split of its common stock, pursuant to which every FIVE (5) shares of common stock outstanding before the reverse split were converted into ONE (1) share of common stock after the reverse split	Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly	our board of directors approved a 5:1 reverse split of our ordinary shares, which began trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Purchase of warrants											650,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of warrants		650,000
Sale of stock consideration received on transaction | $	$ 1
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued		650,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Restricted Series B Preferred Stock [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Number of shares issued			2,333,333
Number of shares issued, value | $			$ 3,500,000
Subsequent Event [Member] | Stock Sale And Purchase Agreement [Member] | Wave Sync Corp [Member]
Subsequent Event [Line Items]
Sale of stock consideration received on transaction | $		$ 1
Reverse stock split		The Company effected a 2.2 for 1 reverse stock split
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.50
Subsequent Event [Member] | Series A Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase of warrants			16,257,671
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.20
Subsequent Event [Member] | Series B Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase of warrants			16,257,671
Subsequent Event [Member] | Series C Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 0.75
Subsequent Event [Member] | Series C Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase of warrants			16,257,671
Subsequent Event [Member] | Series D Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.125
Subsequent Event [Member] | Series D Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase of warrants			16,257,671
Subsequent Event [Member] | Series D Warrant [Member] | Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Purchase of warrants			2,333,333